Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity
Summary of equity compensation plans by category
	(a)	(b)		(c)
(in thousands, except per share data) Plan Category	Number of securities to be issued upon exercise of outstanding options, warrants and rights	Weighted- average exercise price of outstanding options, warrants and rights		Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a)
Equity compensation plans approved by security holders	4,561	$ 37.15	[1]	14,888	[2]

The Company does not have any equity compensation plans that were not approved by security holders.

[1]	Weighted-average exercise price represents 2.7 million options only and does not include restricted share units that have no exercise price.
[2]	Shares available for future grants under the Total System Services, Inc. 2017 Omnibus Plan, which could be in the form of options, nonvested awards and performance shares.